Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Form 5500 Caption, Earnings on Investments, Total Dividends	$ 306,993	$ 307,614
EBP, Excess Contribution Payable	$ 56,862	$ 64,895